Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Feb. 25, 2025 USD ($) shares $ / shares	Feb. 24, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Practices Related to the Grant of Certain Equity Awards
The Company generally maintains a structured equity grant timing process designed to ensure compliance with applicable securities laws, corporate governance best practices, and the avoidance of material nonpublic information (“MNPI”) in granting equity awards. The Compensation Committee generally grants annual equity-based awards to our executive officers in February of each year, in connection with our annual compensation review and approval process, although the exact timing may change from year to year. Our Compensation Committee may also grant equity awards, including RSUs and stock options, at different times of the year for new hires and in connection with promotions, or grants made for retention or other purposes.
Stock option
exercise
prices are set at the closing price of the Company’s common stock on the grant date, in accordance with the Company’s equity plan and applicable securities regulations. This process is designed to prevent any appearance of opportunistic grant timing and to ensure that equity awards are made in a manner that reflects long-term stockholder value creation. Our Compensation Committee does not grant equity awards in anticipation of the release of MNPI and we have not timed the disclosure of MNPI for the purpose of affecting the value of executive compensation.

During 2025, the Company granted the following stock options to named executive officers during a period beginning four business days before and ending one business day after the filing of any Company periodic report on Form
10-Q
or Form
10-K,
or the filing or furnishing of any Company current report on Form
8-K
(other than a current report on Form
8-K
disclosing a material new option award grant under Item 5.02(e) of that form) that disclosed any MNPI:

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award
Percentage change in the
closing market price of the
securities underlying the
award between the trading
day ending immediately
prior to the disclosure of
material nonpublic
information and the trading
day beginning immediately
following the disclosure of
material nonpublic
information

Waleed H. Hassanein, M.D.	2/25/2025	90,185	$73.00	$4,360,147	3.47%

Gerardo Hernandez	2/24/2025	5,299	$77.12	$271,120	3.47%

Tamer Khayal, M.D.	2/24/2025	26,499	$77.12	$1,355,805	3.47%

Nicholas Corcoran	2/24/2025	19,079	$77.12	$976,166	3.47%

Anil Ranganath	2/24/2025	8,479	$77.12	$433,823	3.47%

MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award
Percentage change in the
closing market price of the
securities underlying the
award between the trading
day ending immediately
prior to the disclosure of
material nonpublic
information and the trading
day beginning immediately
following the disclosure of
material nonpublic
information

Waleed H. Hassanein, M.D.	2/25/2025	90,185	$73.00	$4,360,147	3.47%

Gerardo Hernandez	2/24/2025	5,299	$77.12	$271,120	3.47%

Tamer Khayal, M.D.	2/24/2025	26,499	$77.12	$1,355,805	3.47%

Nicholas Corcoran	2/24/2025	19,079	$77.12	$976,166	3.47%

Anil Ranganath	2/24/2025	8,479	$77.12	$433,823	3.47%

Waleed H. Hassanein, M.D. [Member]
Awards Close in Time to MNPI Disclosures
Name		Waleed H. Hassanein, M.D.
Underlying Securities | shares		90,185
Exercise Price | $ / shares		$ 73
Fair Value as of Grant Date | $		$ 4,360,147
Underlying Security Market Price Change		3.47
Nicholas Corcoran [Member]
Awards Close in Time to MNPI Disclosures
Name			Nicholas Corcoran
Underlying Securities | shares			19,079
Exercise Price | $ / shares			$ 77.12
Fair Value as of Grant Date | $			$ 976,166
Tamer Khayal, M.D. [Member]
Awards Close in Time to MNPI Disclosures
Name			Tamer Khayal, M.D.
Underlying Securities | shares			26,499
Exercise Price | $ / shares			$ 77.12
Fair Value as of Grant Date | $			$ 1,355,805
Underlying Security Market Price Change			3.47
Gerardo Hernandez [Member]
Awards Close in Time to MNPI Disclosures
Name			Gerardo Hernandez
Underlying Securities | shares			5,299
Exercise Price | $ / shares			$ 77.12
Fair Value as of Grant Date | $			$ 271,120
Underlying Security Market Price Change			3.47
Anil Ranganath [Member]
Awards Close in Time to MNPI Disclosures
Name			Anil Ranganath
Underlying Securities | shares			8,479
Exercise Price | $ / shares			$ 77.12
Fair Value as of Grant Date | $			$ 433,823
Underlying Security Market Price Change			3.47